Cost of Services - Schedule of Cost of Services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cost of Services [Line Items]
Total	$ 104,641	$ 3,663,057
Consultant fee [Member]
Schedule of Cost of Services [Line Items]
Total		251,622
IT expenses [Member]
Schedule of Cost of Services [Line Items]
Total	55,767	3,291,321
Others [Member]
Schedule of Cost of Services [Line Items]
Total	$ 48,874	$ 120,114